The Victory Portfolios

Special Value Fund

Supplement dated March 31, 2014

to the Summary Prospectus dated March 1, 2014 (“Summary Prospectus”)

This Summary Prospectus is being revised to reflect a portfolio manager change for the Fund.

1.              The following replaces the three paragraphs under the section “Portfolio Managers” found on Page 6 of the Summary Prospectus:

Gregory H. Ekizian is a Portfolio Manager of the Adviser and has been Portfolio Manager of the Fund since 2013 and Lead Portfolio Manager since 2014.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VF-SVF-SUMPRO-SUPP1